Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 23,500	$ 800	$ 30,500	$ 1,700
Outstanding derivative warrant liabilities					$ 1,000